Interest rate benchmark reform	12 Months Ended
Dec. 31, 2020
41. Interest rate benchmark reform
Interest rate benchmark reform

41 Interest rate benchmark reform

Following the financial crisis, the reform and replacement of benchmark interest rates such as IBOR has become a priority for global regulators. The UK’s Financial Conduct Authority (FCA) and other global regulators have instructed market participants to prepare for the cessation of LIBOR after the end of 2021, and to adopt “near Risk-Free Rates” (RFRs). While it is expected that most reforms affecting the Group will be completed by the end of 2021, consultations and possible regulatory changes are in progress. This may mean that some LIBORs continue to be published beyond that date.

The Group’s risk exposure is predominately to GBP, USD, JPY and CHF LIBOR and Euro Overnight Index Average (EONIA) with the vast majority concentrated in derivatives within the Corporate and Investment Bank. Some additional exposure resides on floating rate loans and advances, repurchase agreements and debt securities held and issued within the Corporate and Investment Bank. Retail lending and mortgage exposure in Barclays UK is minimal.

The Group does not consider there to be risk in respect of the Euro Interbank Offered Rate (EURIBOR) arising from IBOR reform as at 31 December 2020. This is because the calculation methodology of EURIBOR changed during 2019 and the reform of EURIBOR is complete. In July 2019, the Belgian Financial Services and Markets Authority (as the administrator of EURIBOR) granted authorisation with respect to EURIBOR under the European Union Benchmarks Regulation. This allows market participants to continue to use EURIBOR after 1 January 2021 for both existing and new contracts. The EUR Risk Free Rate Working Group has not contemplated the cessation of EURIBOR. The Group expects that EURIBOR will continue to exist as a benchmark rate for the foreseeable future.

There are key differences between IBORs and RFRs. IBORs are ‘term rates’, which means that they are published for a borrowing period (for example three months), and they are ‘forward-looking’, because they are published at the beginning of a borrowing period, based upon an estimated inter-bank borrowing cost for the period. RFRs are based upon overnight rates from actual transactions, and are therefore published after the end of the overnight borrowing period. Furthermore, IBORs include a credit spread over the RFRs. Therefore, to transition existing contracts and agreements to RFRs, adjustments for term and credit differences may need to be applied to RFR-linked rates. The methodologies for determining these adjustments are undergoing in-depth consultations by industry working groups, on behalf of the respective global regulators and related market participants.

How the Group is managing the transition to alternative benchmark rates

Barclays has established a Group-wide LIBOR Transition Programme, with oversight from the Group Finance Director. The Programme spans all business lines and has cross-functional governance which includes Legal, Conduct Risk, Client Engagement and Communications, Risk, and Finance. The Transition Programme aims to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Accountable Executives are in place within key working groups across businesses and workstreams. Barclays’ transition plans primarily focus on G5 currencies while providing quarterly updates on progress and exposures to the PRA/FCA and other regulators as required.

The Transition Programme follows a risk based approach, using recognised ‘change delivery’ control standards, to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Accountable Executives are in place within key working groups, with overall Board oversight delegated to the Board Risk Committee and the Group Finance Director. Barclays performs a prominent stewardship role to drive orderly transition via our representation on official sector and industry working groups across all major jurisdictions and product classes. Additionally, the Group Finance Director is Chair of the UK’s ‘Working Group on Sterling Risk-Free Reference Rates’, whose mandate is to catalyse a broad-based transition to using SONIA (‘Sterling Overnight Index Average’) as the primary sterling interest rate benchmark in bond, loan and derivatives markets.

Approaches to transition exposure expiring post the expected end dates for LIBOR vary by product and nature of counterparty. The Group is actively engaging with the counterparties to transition or include appropriate fallback provisions and transition mechanisms in its floating rate assets and liabilities with maturities after 2021, when most IBORs are expected to cease to be published. For the derivative population, adherence to the ISDA IBOR Fallbacks Protocol now provides Barclays with an efficient mechanism to amend outstanding trades to incorporate fallbacks. Beyond the ISDA IBOR Fallbacks Protocol, there will be options to terminate or bilaterally agree new terms with counterparties. Barclays expects derivative contracts facing central clearing counterparties to follow a market-wide, standardised approach to reform.

Market participants are currently awaiting publication of the results of ICE Benchmark Administration’s consultation on plans to cease publication of most LIBORs at end 2021, with certain, actively used USD LIBOR tenors continuing to be provided until end June 2023. The FCA expects to enable publication of a synthetic LIBOR rate for at least certain actively used GBP LIBOR tenors to facilitate roll-off of relevant contracts that cannot be actively transitioned by end 2021.

Progress made during 2020

During 2020, the Group has successfully delivered Alternative RFR product capabilities and alternatives to LIBOR across loans, bonds and derivatives. Good progress has been made in relation to client outreach and we have been actively engaging with customers and counterparties to transition or include the appropriate fallback provisions. The Group has in place detailed plans, processes and procedures to support the transition of the remainder during 2021. Barclays has adhered to the ISDA IBOR Fallbacks Protocol for its major derivative dealing entities and we continue to track progress and engage with clients on their own adherence. Following the progress made during 2020, the Group continues to deliver technology and business process changes to ensure operational readiness in preparation for LIBOR cessation and transitions to RFRs that will be necessary during 2021 in line with official sector expectations and milestones.

Risks to which the Group is exposed as a result of the transition

IBOR reform exposes the Group to various risks, which are being managed through the LIBOR Transition Programme. The material risks identified include those set out below:

▪Conduct and Litigation Risk: This is the risk that poor customer outcomes are brought about as a direct result of inappropriate or negligent conduct on the part of Barclays, in connection with IBOR transition.

▪Operational Risk: The LIBOR Transition Programme cuts across all businesses and functions. There are a number of implementation challenges arising from transition, including technology, operations, client communication and the measurement of valuation, giving rise to additional operational risks.

▪Market Risk: Changes to Barclays Market Risk profile are expected due to IBOR transition. These changes are expected to be managed within risk appetite. IBOR transition will also impact the basis risk profile both at the cessation event (when broadly all LIBOR contracts fall back to alternatives) as well as in the interim period when alternative rates are referenced in contracts.

▪Counterparty Credit Risk: LIBOR replacement presents an increased risk of clients wishing to renegotiate the terms of existing transactions. This is dependent on client behaviour and the outcome of resulting negotiations and could change the credit risk profile of client exposure.

▪Financial Risk: There is a risk to Barclays and its clients that markets are disrupted due to IBOR reform. This could give rise to financial losses should Barclays be unable to operate effectively in financial markets.

▪Accounting Risk: This would occur if the hedged items and hedging instruments of Barclays hedging relationships were to transition away from IBORs: at different times; to different benchmarks; or using divergent methodologies resulting in significant volatility to the income statement either through hedge accounting ineffectiveness or failure of the hedge accounting relationships.

A disorderly cessation of LIBOR would carry substantial economic, legal, regulatory, reputational and operational risks for Barclays and the industry in general. Barclays’ expectation is that the transition away from LIBOR will be carefully managed and that measures including the broad adoption of ISDA IBOR Fallbacks Protocol, the approach the Central Clearing Counterparties are expected to follow, proactive client engagement, regulatory action and/or terminating or bilaterally amending contracts where clients do not wish to adopt new conventions (e.g. ISDA IBOR Fallbacks Protocol), can mitigate the risks associated with a disorderly cessation.

The Group does not expect material changes to its risk management approach and strategy as a result of interest rate benchmark reform.

The following table summarises the significant exposures impacted by interest rate benchmark reform as at 31 December 2020:

	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others	Total
	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	30,179	18,109	173	18	1,725	50,204
Reverse repurchase agreements and other similar secured lending	-	334	-	-	-	334
Financial assets at fair value through the income statement	3,496	6,373	-	283	209	10,361
Financial assets at fair value through other comprehensive income	186	114	-	-	8	308
Non-derivative financial assets	33,861	24,930	173	301	1,942	61,207
Non-derivative financial liabilities
Debt securities in issue	(1,023)	(10,718)	(1,201)	-	-	(12,942)
Subordinated liabilities	(71)	(1,592)	-	-	-	(1,663)
Financial liabilities designated at fair value	(149)	(1,273)	(759)	-	(139)	(2,320)
Non-derivative financial liabilities	(1,243)	(13,583)	(1,960)	-	(139)	(16,925)
Standby facilities, credit lines and other commitments	18,944	74,011	-	74	15,951	108,980

The table above represents the exposures to interest rate benchmark reform by balance sheet account, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021. Balances reported at amortised cost are disclosed at their gross carrying value and do not include any expected credit losses that may be held against them. Balances reported at fair value are disclosed at their fair value on the balance sheet date.

The table above represents the exposures to interest rate benchmark reform by balance sheet account, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021. Balances reported at amortised cost are disclosed at their gross carrying value and do not include any expected credit losses that may be held against them. Balances reported at fair value are disclosed at their fair value on the balance sheet date.

The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements, predominantly in EONIA. This exposure is not included within the table above due to its short dated nature.

	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others	Total
	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	592,827	2,832,802	457,844	754,206	25,681	41,782	4,705,142
OTC interest rate derivatives - cleared by central counterparty	1,684,553	2,891,029	638,202	1,091,479	119,382	198,113	6,622,758
Exchange traded interest rate derivatives	300,182	333,705	-	-	2,494	-	636,381
OTC foreign exchange derivatives	155,285	589,334	-	93,108	31,257	1,921	870,905
OTC equity and stock index derivatives	1,845	7,946	544	1,929	491	2,141	14,896
Derivative notional contract amount	2,734,692	6,654,816	1,096,590	1,940,722	179,305	243,957	12,850,082

The table above represents the derivative exposures to interest rate benchmark reform, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021. Derivatives are reported by using the notional contract amount and where derivatives have both pay and receive legs with exposure to benchmark reform such as cross currency swaps, the notional contract amount is disclosed for both legs. As at 31 December 2020, there were £264bn of cross currency swaps where both the pay and receive legs are impacted by interest rate benchmark reform.

The Group also had £28bn of Barclays issued debt retained by the group, impacted by the interest rate benchmark reform, predominately in GBP and USD LIBOR.

The table below provides detail on the contractual maturity of the above exposures:

	Over one year but not more than two years	Over two years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Current benchmark rate	£m	£m	£m	£m	£m
Non-derivative financial assets
GBP LIBOR	4,771	11,309	2,409	15,372	33,861
USD LIBOR	8,389	14,654	1,715	172	24,930
JPY LIBOR	11	144	-	18	173
CHF LIBOR	22	73	90	116	301
Other	931	713	60	238	1,942
Non-derivative financial assets	14,124	26,893	4,274	15,916	61,207
Non-derivative financial liabilities
GBP LIBOR	(1,055)	(116)	-	(72)	(1,243)
USD LIBOR	(5,529)	(3,623)	(4,174)	(257)	(13,583)
JPY LIBOR	(1,289)	(145)	(241)	(285)	(1,960)
CHF LIBOR	-	-	-	-	-
Other	(12)	(5)	-	(122)	(139)
Non-derivative financial liabilities	(7,885)	(3,889)	(4,415)	(736)	(16,925)
Equity
GBP LIBOR	-	-	-	(3,500)	(3,500)
USD LIBOR	-	-	-	(3,131)	(3,131)
Equity	-	-	-	(6,631)	(6,631)
Derivative notional contract amount
GBP LIBOR	890,497	767,769	491,063	585,363	2,734,692
USD LIBOR	2,020,529	2,572,716	1,350,762	710,809	6,654,816
EONIA	397,989	421,460	212,185	64,956	1,096,590
JPY LIBOR	327,669	582,200	731,942	298,911	1,940,722
CHF LIBOR	46,868	73,792	46,010	12,635	179,305
Other	50,775	96,657	72,127	24,398	243,957
Derivative notional contract amount	3,734,327	4,514,594	2,904,089	1,697,072	12,850,082
Standby facilities, credit lines and other commitments
GBP LIBOR	5,134	12,016	505	1,289	18,944
USD LIBOR	15,368	56,300	735	1,608	74,011
CHF LIBOR	-	74	-	-	74
Other	2,897	12,170	862	22	15,951
Standby facilities, credit lines and other commitments	23,399	80,560	2,102	2,919	108,980